Redeemable, Convertible Preferred Stock and Stockholders' Deficit	12 Months Ended
Dec. 31, 2019
XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock and Stockholders' Deficit
Note 8. Redeemable, Convertible Preferred Stock and Stockholders’ Deficit
Common stock:
At December 31, 2019 and 2018, the Company has authorized a total of 130,000,000 shares of common stock for issuance under its stock option plans and for the potential conversion of preferred stock. The holders of common stock are entitled to vote on all matters and are entitled to the number of votes equal to the number shares of common stock held. Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the preferential rights of the preferred stock.
The following shares of common stock are reserved for future issuance:

Conversion of redeemable, convertible preferred stock	94,661,692
Exercise of warrants for common stock	1,680,378
Exercise of warrants for redeemable, convertible preferred stock	5,044,457
Stock options issued and outstanding	13,293,586
Authorized for future grant under 2010 Equity Incentive Plan	2,728,213

117,408,326

Preferred stock:
At December 31, 2019 and 2018, the Company has authorized a total of 99,966,639 shares of preferred stock, of which 11,697,818 shares have been designated Series A Preferred Stock (Series A), 11,168,788 shares have been designated Series B Preferred Stock (Series B), 3,413,461 shares have been designated Series
B-1
Preferred Stock (Series
B-1),
23,092,403 shares have been designated Series C Preferred Stock (Series C), 43,382,845 shares have been designated Series
D-1
Preferred Stock (Series
D-1),
1,465,110 shares have been designated Series
D-2
Preferred Stock (Series
D-2),
223,254 shares have been designated Series
D-3
Preferred Stock (Series
D-3),
and 5,522,960 shares have been designated Series
D-4
Preferred Stock (Series
D-4).
The Series
D-1,
Series
D-2,
Series
D-3,
Series
D-4,
Series C, Series
B-1,
Series B, and Series A shares each have a par value of $0.0001 per share. The Series
D-1,
Series
D-2,
Series
D-3,
and Series
D-4
are collectively referred to as “Series D”. The Series C, Series
B-1,
Series B, and Series A are collectively referred to as the “Junior Preferred”
In September 2017, the Company issued 27,272,257 shares of Series
D-1
at a price per share of $0.5775, for total cash proceeds of $15,749,731, net of issuance costs of $304 paid in cash and $82 settled in warrants (see Note 9). In connection with this financing, the Company received a deposit from one investor which earned interest of $133. This accrued interest was exchanged for 231 shares. As part of this issuance, $3,183 in convertible promissory notes, plus accrued interest of $182, was converted into 501,795 shares of Series
D-1,
1,465,110 shares of Series
D-2,
223,254 shares of Series
D-3,
and 5,522,960 shares of Series
D-4
(Note 7). In addition, $3,000 in outstanding bridge loans was converted to 5,194,805 shares of Series
D-1
(Note 7).
In January 2018, the Company issued 5,252,830 shares of Series
D-1
at a price per share of $0.5775, for total proceeds of $3,034. In addition, the Company issued 115,676 in exchange for services rendered with a value of $67. As part of this transaction, the outstanding principal of the investor term loan of $2,500 was converted into 4,329,005 shares of Series
D-1.
The Company amended its Certificate of Incorporation effective September 28, 2017. Prior to this date, the Junior Preferred was redeemable by the Company at any time after August 14, 2020, in three annual installments, commencing 60 days after receipt of notice from holders of at least 66 2/3% of the then-outstanding shares of Junior Preferred. During the period that the Junior Preferred was redeemable on or after the date noted above, the Company was accreting its Junior Preferred up to the redemption values through a charge to additional paid in capital. Subsequent to the amendment, the Company ceased recording any accretion adjustments to the Junior Preferred or the Series D as redemption related to any deemed liquidation event was not considered probable. Due to the contingently redeemable nature of the preferred stock, the Company has classified the Series D and Junior Preferred in temporary equity in the consolidated balances sheets as of December 31, 2019 and 2018.
The established rights and privileges of the designated series of preferred stock are as follows:
Dividends:
Before any dividend is declared or paid to the holders of the Junior Preferred or common stock, Series D holders are entitled to receive, when and if declared by the Board of Directors, non-cumulative
dividends at the stated dividend rate per share, defined as $0.03465 for Series
D-1,
$0.030318 for Series
D-2,
$0.02772 for Series
D-3,
and $0.024258 for Series
D-4.
Before any dividend is declared or paid to the holders of the common stock, Junior Preferred holders are entitled to receive, when and if declared by the Board of Directors, non-cumulative
dividends at the stated dividend rate per share, defined as $0.023238 for Series A, $0.031998 for Series B, $0.0624 for Series
B-1,
and $0.0366 for Series C. To date, no dividends have been declared by the Board of Directors.
Conversion:
Holders of Series D and Junior Preferred may convert their shares into common stock of the Company at any time, at the option of the holder. Each share of preferred stock converts into common stock at a ratio equal to the original issuance price (as defined below) of the Series A, Series B, Series
B-1,
Series C, Series
D-1,
Series
D-2,
Series
D-3,
and Series
D-4,
divided by the Series A, Series B, Series
B-1,
Series C, Series
D-1,
Series
D-2,
Series
D-3,
and Series
D-4
conversion price of $0.3873, $0.5333, $1.04, $0.6046, $0.5775, $0.5053, $0.4620, and $0.4043, respectively; the conversion price may be adjusted in the event of future equity financing transactions with a purchase price that less than the conversion price then in effect for any series of Preferred Stock. Conversion is mandatory upon the closing of a public offering of stock with minimum proceeds of $50,000 and an offering price per common share of not less than three times the Series
D-1
Original Issue Price, or upon the election by vote or written consent of at least 50% of the Series D holders.
Voting:
The holders of Series D and Junior Preferred are entitled to vote on all matters with the common stock holders as if they were one class of stock. The holders of Series D and Junior Preferred are entitled to the number of votes equal to the number of shares of common stock into which such holders’ shares of the Preferred Stock are then convertible.
Liquidation:
In the event of any liquidation, dissolution, or winding up of the Company, the holders of Series D are entitled to receive liquidation preference over the holders of the Junior Preferred and common stock. Holders of Series D are entitled to receive liquidation payments equal to one and a half times the sum of an amount equal to the original issue price per share of $0.5775 for Series
D-1,
$0.5053 for Series
D-2,
$0.4620 for Series
D-3,
and $0.4043 for Series
D-4
respectively, plus any dividends, if declared. The holders of the Junior Preferred are entitled to receive liquidation preference over the holders of common stock. Holders of the Junior Preferred are entitled to receive liquidation payments equal to the greater of: (i) an amount equal to the original issue price per share of $0.3873 for Series A, $0.5333 for Series B, $1.04 for Series
B-1,
and $0.6046 for Series C, respectively, plus any dividends, if declared or (ii) the amount per share that would be payable had the shares converted immediately prior to the liquidation, dissolution or winding up of the Company. After the payment of all required preferential amounts to the Series D and Junior Preferred holders, any remaining assets and funds of the Company available for distribution will be distributed first until the Series
D-1
holders receive an aggregate of $1.44325 per share and then among the holders of the shares of common stock.
Redemption (deemed liquidation events):
The preferred stock is not mandatorily redeemable. The preferred shares are only redeemable in the event of a deemed liquidation event unless waived by the holders of at least a majority of the Series D. A deemed liquidation event includes each of the following:

a)
the merger or consolidation of the Corporation into or with another entity or involving a subsidiary of the Corporation and in such merger or consolidation the Corporation issues shares of its capital stock pursuant to the terms of such merger or consolidation;

b)
the sale, lease, exchange, license (other than a
non-exclusive
license made in the ordinary course of business that does not prevent the Corporation or any subsidiary from continuing its business as conducted or as proposed to be conducted) or other conveyance of all or substantially all of the assets of the Corporation or any subsidiary or of all or substantially all of the material intellectual property assets of the Corporation or any subsidiary;

c)
transactions following which holders of the Corporation’s capital stock outstanding immediately prior to such transaction or series of related transactions hold less than a majority of the voting securities of the entity surviving such transaction or series of related transactions or entity controlling such surviving entity;

d)	the liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary.